33. COMMITMENTS AND CONTINGENCIES (Details 1) $ in Millions	Dec. 31, 2017 USD ($)
DisclosureOfCommitmentsAndContingenciesLineItems [Line Items]
Future minimum lease payments under non-cancellable operating leases	$ 1,707.2
Not later than one year
DisclosureOfCommitmentsAndContingenciesLineItems [Line Items]
Future minimum lease payments under non-cancellable operating leases	276.7
Later than one year and not later than five years
DisclosureOfCommitmentsAndContingenciesLineItems [Line Items]
Future minimum lease payments under non-cancellable operating leases	894.3
Later than five years
DisclosureOfCommitmentsAndContingenciesLineItems [Line Items]
Future minimum lease payments under non-cancellable operating leases	$ 536.2